FURTHER ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Further accounting policies
Schedule of investments in unconsolidated structured entities

	31 December 2018 £m			31 December 2017 £m
		Separate	Other		Separate	Other
		account	structured		account	structured
	OEICs/UTs	assets	entities	OEICs/UTs	assets	entities
Statement of financial position line items
Equity securities and portfolio holdings in unit trusts	21,216	128,220	—	20,718	130,528	—
Debt securities	—	—	11,081	—	—	10,894
Total	21,216	128,220	11,081	20,718	130,528	10,894